Intangible assets - Significant intangible assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Alexion Pharmaceuticals, Inc. | Products in development
Disclosure of intangible assets materials
Intangible assets material to entity	$ 2,760
Acerta Pharma
Disclosure of intangible assets materials
Intangible assets material to entity	$ 5,299
Remaining amortisation period of intangible assets material to entity	11 years
ZS Pharma
Disclosure of intangible assets materials
Intangible assets material to entity	$ 2,381
Remaining amortisation period of intangible assets material to entity	10 years
Pearl Therapeutics
Disclosure of intangible assets materials
Intangible assets material to entity	$ 611
Pearl Therapeutics | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	7 years
Pearl Therapeutics | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	8 years
C5 franchise (Soliris/Ultomiris) | Alexion Pharmaceuticals, Inc.
Disclosure of intangible assets materials
Intangible assets material to entity	$ 17,724
C5 franchise (Soliris/Ultomiris) | Alexion Pharmaceuticals, Inc. | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	6 years
C5 franchise (Soliris/Ultomiris) | Alexion Pharmaceuticals, Inc. | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	15 years
Strensiq, Kanuma and Andexxa | Alexion Pharmaceuticals, Inc.
Disclosure of intangible assets materials
Intangible assets material to entity	$ 5,019
Strensiq, Kanuma and Andexxa | Alexion Pharmaceuticals, Inc. | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	11 years
Strensiq, Kanuma and Andexxa | Alexion Pharmaceuticals, Inc. | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	17 years
RSV franchise | MedImmune
Disclosure of intangible assets materials
Intangible assets material to entity	$ 611
Remaining amortisation period of intangible assets material to entity	4 years
Merck
Disclosure of intangible assets materials
Intangible assets material to entity	$ 666
Merck | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	5 years
Merck | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	8 years
Daiichi Sankyo | Other intangibles
Disclosure of intangible assets materials
Intangible assets material to entity	$ 1,050
Daiichi Sankyo | Enhertu
Disclosure of intangible assets materials
Intangible assets material to entity	$ 1,684
Remaining amortisation period of intangible assets material to entity	12 years
BMS's share of Global Diabetes Alliance | Farxiga/Forxiga
Disclosure of intangible assets materials
Intangible assets material to entity	$ 739
Remaining amortisation period of intangible assets material to entity	5 years
Innate Pharma S.A. | Monalizumab
Disclosure of intangible assets materials
Intangible assets material to entity	$ 340